Submission	Jan. 09, 2026
Submission [Line Items]
Central Index Key	0002078871
Registrant Name	EUPEC INTERNATIONAL GROUP LIMITED
Registration File Number	333-292281
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A